License and Option Agreement	12 Months Ended
Dec. 31, 2025
License Agreement [Abstract]
License and Option Agreement
11. License and Option Agreement
Patent License Agreement
On September 19, 2025, the Company and MIT entered into a Patent License Agreement (the “MIT License Agreement”) pursuant to which MIT granted to the Company an exclusive worldwide license to develop and commercialize products using certain technology for the treatment of neuropsychiatric disorders, such as depression, in humans. Under the MIT License Agreement, the Company paid a nominal upfront license fee and patent reimbursement fee. Thereafter, the Company is also required to pay MIT a nominal annual license maintenance fee. This annual license maintenance fee is nonrefundable; however, the license maintenance fee may be credited to royalties earned during the same calendar year, if any. License maintenance fees paid in excess of royalties due in such calendar year shall not be creditable to amounts due for future years. Under the terms of the MIT License Agreement, MIT will be eligible to receive up to $4.4 million upon the achievement of certain development, regulatory and sales milestone payments. MIT will also receive tiered royalties in a range of percentages in the low single digits based on future net sales of licensed products as set forth in the MIT License Agreement. Further, the Company is required to pay MIT varying percentages of income received as consideration for any sublicenses granted pursuant to the MIT License Agreement depending on the circumstances of the sublicense and the development milestones of sublicensed products. The term of the MIT License Agreement will expire in its entirety upon the expiration of certain patent rights for the licensed patents, unless earlier terminated by the parties in accordance with the terms of the MIT License Agreement.
The Company recorded research and development expense of $0.1 million for the year ended December 31, 2025, which consisted of upfront fees, patent reimbursement fees and transaction costs related to the license.
Akebia License Agreement
On June 3, 2021, the Company and Akebia entered into a License Agreement (the “Akebia License Agreement”) relating to the exclusive worldwide license by the Company to Akebia of its rights to the development, manufacture, medical affairs and commercialization of pharmaceutical products containing the

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pharmaceutical compound known as praliciguat and other related products and forms thereof enumerated in the License Agreement (collectively, the “Products”). Pursuant to the Akebia License Agreement, Akebia will be responsible for all future research, development, regulatory, and commercialization activities for the Products.
Akebia paid a $3.0 million
up-front
payment to the Company upon signing of the License Agreement. On December 13, 2024, the Company and Akebia entered into Amendment #1 to the License Agreement (the “2024 Amendment”) to the original License Agreement between the parties dated June 3, 2021.
Under the terms of the 2024 Amendment, Akebia paid $1.75 million in amendment payments, of which $1.25 million was paid in December 2024 and an additional payment of $0.5 million was paid in September 2025. In addition, Akebia has agreed to assume control of the preparation, filing, prosecution and maintenance of certain Cyclerion patents, and the expenses associated therewith, at an earlier date than as originally agreed between the parties. The parties have agreed to the reduction of certain development milestones and the increase of certain royalty rates on net sales and sublicense income. On December 1, 2025, Akebia publicly announced that it has recently initiated Phase 2 clinical trials for the treatment of focal segmental glomerulosclerosis (“FSGS”) using praliciguat. Pursuant to the terms of amendment, upon initiation of a Phase 2 clinical trial in the U.S. for a product, a $1.0 million development milestone payment would be due to the Company and which was received in February 2026. Pursuant to the terms of the Akebia License Agreement, as amended, Cyclerion is eligible to receive additional potential future development, regulatory, and commercialization milestone payments up to $557.5 million in total, and Akebia will pay Cyclerion tiered royalties ranging from mid-single
digit to twenty percent of net sales. Cyclerion’s obligations to deliver certain drug products have also ceased.
Pursuant to the Akebia License Agreement, the Company determined the Akebia License Agreement represents a service arrangement under the scope of ASC 606. Given the reversion of the rights under the Akebia License Agreement represents a penalty in substance for a termination by Akebia, the contract term would be the stated term of the License Agreement.
The Company determined that the grant of license to its patents and trademarks, know how transfer, the assignment of regulatory submissions and trademarks and additional knowledge transfer assistance obligations represent a single promise and performance obligation to be transferred to Akebia over time due to the nature of the promises in the contract. The provision of development materials on hand was identified as a separate performance obligation. However, it is immaterial in the context of the contract as the development materials are low value and do not have an alternative use to the Company.
The consideration related to sales-based milestone payments, including royalties, will be recognized when the related sales occur as these amounts have been determined to relate predominantly to the license. The Company will re-evaluate
the probability of achievement of the milestones and any related constraints each reporting period.
Akebia Material Purchase Agreement
On September 3, 2025, the Company and Akebia entered into a Material Purchase Agreement (the “Purchase Agreement”) relating to the purchase of additional development materials (the “Additional Development Materials”) by Akebia for Akebia’s use pursuant to the Akebia License Agreement. Akebia paid $0.8 million to the Company for the purchase during the year ended December 31, 2025 and the Additional Development Materials were delivered to Akebia as of December 31, 2025.
The Company determined the Purchase Agreement has stand-alone value under the scope of ASC 606 and should not be combined with the Akebia License Agreement or the Amendment. The delivery of the Additional Development Materials by the Company represents a single performance obligation and consideration was recognized upon delivery. The Company recognized revenue of $0.8 million during the year ended December 31, 2025.

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Option Agreement
On July 22, 2024, the Company entered into an Option to License Agreement (the “Option Agreement”) with a third party (the “Optionee”), pursuant to which the Optionee had an option (the “Option”) to enter into an exclusive license to olinciguat for human therapeutics, subject to certain carveouts. Under the terms of the Option Agreement, the Optionee paid the Company an Option fee of $150,000 in August 2024 and subsequent fees totaling $80,000 to extend the term of the Option Agreement. The Optionee originally could exercise the Option on or before March 20, 2025, which option period was ultimately extended through August 22, 2025. Thereafter, the parties had an additional 60 days to negotiate the terms of a definitive license agreement. The parties were unable to agree upon the terms of a license agreement and the Company provided notice on October 23, 2025 that it was terminating the Option Agreement.